Subsequent Events (Details) $ / shares in Units, $ in Millions					1 Months Ended												12 Months Ended
	Jun. 20, 2023 item	Apr. 28, 2023 item	Apr. 01, 2022 item	Mar. 11, 2022 item	Feb. 29, 2024 USD ($) item $ / shares	Nov. 30, 2023 $ / shares	Aug. 31, 2023 $ / shares	May 31, 2023 $ / shares	Feb. 28, 2023 $ / shares	Nov. 30, 2022 $ / shares	Aug. 31, 2022 $ / shares	May 31, 2022 $ / shares	Feb. 28, 2022 $ / shares	Nov. 30, 2021 $ / shares	Aug. 31, 2021 $ / shares	May 31, 2021 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Sep. 30, 2023 item	Jul. 31, 2023 item
Subsequent Events
Dividend declared (in US$ per share) | $ / shares						$ 0.80	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.50	$ 0.50	$ 0.50	$ 3.05	$ 3.00	$ 1.50
TEU container vessels
Subsequent Events
Number of TEU container vessels	2	2	4	2
TEU	8,200	6,000	8,000	7,100
Capesize Bulk Carriers
Subsequent Events
Number of vessels agreed to acquire																				2	5
Subsequent Events
Subsequent Events
Dividend declared (in US$ per share) | $ / shares					$ 0.80
Dividends common stock paid | $					$ 15.5
Subsequent Events | TEU container vessels
Subsequent Events
Number of TEU container vessels					2
TEU					8,258
Subsequent Events | TEU container vessels | Vessesls under Construction
Subsequent Events
Aggregate gross purchase price | $					$ 188.4
Subsequent Events | Capesize Bulk Carriers
Subsequent Events
Aggregate gross purchase price | $					$ 79.9
Number of vessels agreed to acquire					3